PHOENIX STRATEGIC ALLOCATION FUND



       Supplement dated March 18, 2005 to Prospectus dated March 15, 2004, as supplemented January 3, 2005 and to the
            Statement of Additional Information dated March 15, 2004,
               as supplemented April 15, 2004, and January 3, 2005

         The Board of Trustees of the Phoenix Strategic Allocation Fund (the "Board"), as permitted under provisions of the Fund's Agreement and Declaration of Trust dated August 17, 2000 and Rule 17a-8 of the Investment Company Act of 1940, has unanimously approved the merger of the Phoenix Strategic Allocation Fund with and into the Phoenix Balanced Fund, a series of Phoenix Series Fund.

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                 MERGING FUND                        SURVIVING FUND
   ---------------------------------------- --------------------------------
   Phoenix Strategic Allocation Fund        Phoenix Balanced Fund
   ---------------------------------------- --------------------------------

         Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board, the Phoenix Strategic Allocation Fund will transfer all or substantially all of its assets to the Phoenix Balanced Fund in exchange for shares of the Phoenix Balanced Fund and the assumption by the Phoenix Balanced Fund of all liabilities of the Phoenix Strategic Allocation Fund. Following the exchange, the Phoenix Strategic Allocation Fund will distribute the shares of the Phoenix Balanced Fund to its shareholders pro rata, in liquidation of the Phoenix Strategic Allocation Fund.

         The merger will be effected on or about April 29, 2005.

         Additional information about the merger, as well as as information about the Phoenix Balanced Fund, will be distributed to shareholders of the Phoenix Strategic Allocation Fund upon consumation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 453/Merger (3/05)